Interest Income and Interest Expense	3 Months Ended
Mar. 31, 2011
Interest Income and Interest Expense
INTEREST INCOME AND INTEREST EXPENSE
NOTE 7 — INTEREST INCOME AND INTEREST EXPENSE
For a description of JPMorgan Chase’s accounting policies regarding interest income and interest expense, see Note 8 on page 200 of JPMorgan Chase’s 2010 Annual Report.
Details of interest income and interest expense were as follows.

	Three months ended March 31,
(in millions)	2011	2010

Interest income
Loans	$9,507	$10,557
Securities	2,216	2,904
Trading assets	2,885	2,760
Federal funds sold and securities purchased under resale agreements	543	407
Securities borrowed	47	29
Deposits with banks	101	95
Other assets(a)	148	93

Total interest income	15,447	16,845

Interest expense
Interest-bearing deposits	922	844
Short-term and other liabilities(b)(c)	818	562
Long-term debt(c)	1,588	1,399
Beneficial interests issued by consolidated VIEs	214	330

Total interest expense	3,542	3,135

Net interest income	11,905	13,710
Provision for credit losses	1,169	7,010

Net interest income after provision for credit losses	$10,736	$6,700

(a)	Predominantly margin loans.

(b)	Includes brokerage customer payables.

(c)	Effective January 1, 2011, the long-term portion of advances from FHLBs was reclassified from other borrowed funds to long-term debt. The related interest expense for the prior-year period has also been reclassified to conform with the current presentation.